Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 662,768	$ 104,003,000		¥ 1,376,153		¥ 938,559
Short-term investments	4,568,346	716,873,000		1,006,245
Amounts due from related parties	0	0		10,100
Other Current assets	461,843	72,472,000		97,878
Total current assets	6,516,323	1,022,553,000		3,027,040
TOTAL ASSETS.	9,420,058	1,478,213,000		4,924,412
Current liabilities
Warrant liabilities	0	0		108,160
Total current liabilities	7,348,520	1,153,143,000		4,739,019
Non-current liabilities:
Total non-current liabilities	1,313,469	206,112,000		930,060
TOTAL LIABILITIES.	8,661,989	1,359,255,000		5,669,079
Shareholders' (deficit)/equity:
Ordinary shares			$ 50,000	1	$ 50,000
Additional paid-in capital	13,685,062	2,147,485,000		151,657
Treasury stock	7,042	1,105,000		0
Accumulated deficit	(12,765,713)	(2,003,219,000)		(6,048,274)
Accumulated other comprehensive loss	(184,242)	(28,912,000)		(22,961)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	728,069	114,250,000		(5,919,577)		¥ (2,489,690)	¥ (509,403)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	9,420,058	1,478,213,000		4,924,412
Common Class A [Member]
Shareholders' (deficit)/equity:
Ordinary shares	3	1,000
Common Class B [Member]
Shareholders' (deficit)/equity:
Ordinary shares	1
Parent Company [Member]
Current assets
Cash and cash equivalents	24,500	3,845,000		551,705
Short-term investments	700,052	109,853,000		0
Amounts due from subsidiaries	8,496	1,333,000		0
Amounts due from related parties	0	0		9,000
Other Current assets	1,723	271,000		0
Total current assets	734,771	115,302,000		560,705
TOTAL ASSETS.	734,771	115,302,000		560,705
Current liabilities
Other payables	4,133	649,000		0
Amounts due to subsidiaries	2,569	403,000		20,390
Warrant liabilities	0	0		108,160
Total current liabilities	6,702	1,052,000		128,550
Non-current liabilities:
Share of losses in excess of investments in subsidiaries and amounts due from subsidiaries	0	0		662,264
Total non-current liabilities	0	0		662,264
TOTAL LIABILITIES.	6,702	1,052,000		790,814
Mezzanine Equity:
Redeemable convertible preferred shares	0	0		5,174,910
Shareholders' (deficit)/equity:
Ordinary shares				1
Additional paid-in capital	13,685,062	2,147,485,000		117,298
Treasury stock	(7,042)	(1,105,000)		0
Accumulated deficit	(12,765,713)	(2,003,219,000)		(5,499,357)
Accumulated other comprehensive loss	(184,242)	(28,912,000)		(22,961)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	728,069	114,250,000		(5,405,019)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	734,771	115,302,000		¥ 560,705
Parent Company [Member] | Common Class A [Member]
Shareholders' (deficit)/equity:
Ordinary shares	3	$ 1,000
Parent Company [Member] | Common Class B [Member]
Shareholders' (deficit)/equity:
Ordinary shares	¥ 1